Cash and Restricted Deposits (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Cash And Restricted Deposits Explanatory [Abstract]
Schedule of components of cash
	December 31,
	2019	2020
	Thousands USD	Thousands USD
Bank accounts- dominated in NIS	348	1,057
Bank accounts- dominated in USD	3,536	584,205
Bank accounts- other	10	76
	3,894	585,338